Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).

Generally, there is a presumption that a majority of voting rights results in control. When the Company has, directly or indirectly, less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

(a)	the contractual arrangement with the other vote holders of the investee;
(b)	rights arising from other contractual arrangements; and
(c)	the Group’s voting rights and potential voting rights.

The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control and continue to be consolidated until the date that such control ceases.

Profit or loss and each component of other comprehensive (loss)/income are attributed to the owners of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control described above. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, any non-controlling interest and exchange fluctuation reserves; and recognizes the fair value of any investment retained and any resulting surplus or deficit in profit or loss. The Group’s share of components previously recognized in other comprehensive (loss)/income is reclassified to profit or loss or retained profits, as appropriate, on the same basis as would be required if the Group had directly disposed of the related assets or liabilities.

CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The Group has adopted the following new and revised IFRSs for the first time for the current year’s financial statements.

IFRS 17	Insurance Contracts
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies
Amendments to IAS 8	Definition of Accounting Estimates
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Amendments to IAS 12	International Tax Reform – Pillar Two Model Rules

Except for the below, the application of the above new or amendments to IFRSs has had no material impact on the Group’s financial performance and position for the current and prior periods and/or the disclosures set out in these consolidated financial statements.

(a)	Amendments to IAS 1 require entities to disclose their material accounting policy information rather than their significant accounting policies. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. Amendments to IFRS Practice Statement 2 Making Materiality Judgements provide non-mandatory guidance on how to apply the concept of materiality to accounting policy disclosures. The Group has disclosed the material accounting policy information in note 2 to the financial statements. The amendments did not have any impact on the measurement, recognition or presentation of any items in the Group’s financial statements.
(b)	Amendments to IAS 8 clarify the distinction between changes in accounting estimates and changes in accounting policies. Accounting estimates are defined as monetary amounts in financial statements that are subject to measurement uncertainty. The amendments also clarify how entities use measurement techniques and inputs to develop accounting estimates. Since the Group’s approach and policy align with the amendments, the amendments had no impact on the Group’s financial statements.
(c)	Amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction narrow the scope of the initial recognition exception in IAS 12 so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences, such as leases and decommissioning obligations. Therefore, entities are required to recognize a deferred tax asset (provided that sufficient taxable profit is available) and a deferred tax liability for temporary differences arising from these transactions.
Upon the application of the amendments, the Group has determined the temporary differences arising from right-of-use assets and lease liabilities separately, which have been reflected in the reconciliation disclosed in note 24 to the financial statements. However, they did not have any material impact on the overall deferred tax balances presented in the consolidated statement of financial position as the related deferred tax balances qualified for offsetting under IAS 12.
(d)	Amendments to IAS 12 International Tax Reform – Pillar Two Model Rules introduce a mandatory temporary exception from the recognition and disclosure of deferred taxes arising from the implementation of the Pillar Two model rules published by the Organization for Economic Co-operation and Development. The amendments also introduce disclosure requirements for the affected entities to help users of the financial statements better understand the entities’ exposure to Pillar Two income taxes, including the disclosure of current tax related to Pillar Two income taxes separately in the periods when Pillar Two legislation is effective and the disclosure of known or reasonably estimable information of their exposure to Pillar Two income taxes in periods in which the legislation is enacted or substantively enacted but not yet in effect. Since the Group did not fall within the scope of the Pillar Two model rules, the amendments did not have any impact to the Group.

ISSUED BUT NOT YET EFFECTIVE INTERNATIONAL FINANCIAL REPORTING STANDARDS	ISSUED BUT NOT YET EFFECTIVE INTERNATIONAL FINANCIAL REPORTING STANDARDS

The Group has not applied the following new and revised IFRSs, that have been issued but are not yet effective, in these financial statements.

Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[3]
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback[1]
Amendments to IAS 1	Classification of Liabilities as Current or Non-current (the “2020 Amendments”)[1]
Amendments to IAS 1	Non-current Liabilities with Covenants (the “2022 Amendments”) [1]
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements[1]
Amendments to IAS 21	Lack of Exchangeability[2]
[1]	Effective for annual periods beginning on or after January 1, 2024
[2]	Effective for annual periods beginning on or after January 1, 2025
[3]	No mandatory effective date yet determined but available for adoption

Further information about those IFRSs that are expected to be applicable to the Group is described below.

Amendments to IFRS 10 and IAS 28 address an inconsistency between the requirements in IFRS 10 and in IAS 28 in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The amendments require a full recognition of a gain or loss resulting from a downstream transaction when the sale or contribution of assets constitutes a business. For a transaction involving assets that do not constitute a business, a gain or loss resulting from the transaction is recognized in the investor’s profit or loss only to the extent of the unrelated investor’s interest in that associate or joint venture. The amendments are to be applied prospectively and are not expected to have any significant impact on the Group’s financial statements.

Amendments to IFRS 16 specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains. The amendments are effective for annual periods beginning on or after January 1, 2024 and shall be applied retrospectively to sale and leaseback transactions entered into after the date of initial application of IFRS 16. Earlier application is permitted. The amendments are not expected to have any significant impact on the Group’s financial statements.

The 2020 Amendments clarify the requirements for classifying liabilities as current or non-current, including what is meant by a right to defer settlement and that a right to defer must exist at the end of the reporting period. Classification of a liability is unaffected by the likelihood that the entity will exercise its right to defer settlement. The amendments also clarify that a liability can be settled in its own equity instruments, and that only if a conversion option in a convertible liability is itself accounted for as an equity instrument would the terms of a liability not impact its classification. The 2022 Amendments further clarify that, among covenants of a liability arising from a loan arrangement, only those with which an entity must comply on or before the reporting date affect the classification of that liability as current or non-current. Additional disclosures are required for non-current liabilities that are subject to the entity complying with future covenants within 12 months after the reporting period. The amendments shall be applied retrospectively with early application permitted. An entity that applies the 2020 Amendments early is required to apply simultaneously the 2022 Amendments, and vice versa. The Group is currently assessing the impact of the amendments and whether existing loan agreements may require revision. Based on a preliminary assessment, the amendments are not expected to have any significant impact on the Group’s financial statements.

Amendments to IAS 7 and IFRS 7 clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. Earlier application of the amendments is permitted. The amendments provide certain transition reliefs regarding comparative information, quantitative information as at the beginning of the annual reporting period and interim disclosures. The amendments are not expected to have any significant impact on the Group’s financial statements.

Amendments to IAS 21 specify how an entity shall assess whether a currency is exchangeable into another currency and how it shall estimate a spot exchange rate at a measurement date when exchangeability is lacking. The amendments require disclosures of information that enable users of financial statements to understand the impact of a currency not being exchangeable. Earlier application is permitted. When applying the amendments, an entity cannot restate comparative information. Any cumulative effect of initially applying the amendments shall be recognized as an adjustment to the opening balance of retained profits or to the cumulative amount of translation differences accumulated in a separate component of equity, where appropriate, at the date of initial application.
Goodwill

Goodwill

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred, the amount recognized for non-controlling interests and any fair value of the Group’s previously held equity interests in the acquiree over the identifiable net assets acquired and liabilities assumed. If the sum of this consideration and other items is lower than the fair value of the net assets acquired, the difference is, after reassessment, recognized in profit or loss as a gain on bargain purchase.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Group performs its annual impairment test of goodwill as at December 31. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units, or groups of cash-generating units, that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the Group are assigned to those units or groups of units.

Impairment is determined by assessing the recoverable amount of the cash-generating unit (group of cash-generating units) to which the goodwill relates. Where the recoverable amount of the cash-generating unit (group of cash-generating units) is less than the carrying amount, an impairment loss is recognized. An impairment loss recognized for goodwill is not reversed in a subsequent period.

Fair value measurement

Fair value measurement

The Group measures its derivative financial instruments and warrant liabilities at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1	-	based on quoted prices (unadjusted) in active markets for identical assets or liabilities
Level 2	-	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly
Level 3	-	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Impairment of non-financial assets

Impairment of non-financial assets

Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than financial assets), the asset’s recoverable amount is estimated. An asset’s recoverable amount is the higher of the asset’s or cash-generating unit’s value in use and its fair value less costs of disposal, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is recognized only if the carrying amount of an asset exceeds its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is charged to profit or loss in the period in which it arises in those expense categories consistent with the function of the impaired asset.

An assessment is made at the end of each reporting period as to whether there is an indication that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, the recoverable amount is estimated. A previously recognized impairment loss of an asset is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation/amortization) had no impairment loss been recognized for the asset in prior years. A reversal of such an impairment loss is credited to profit or loss in the period in which it arises.

Related parties

Related parties

A party is considered to be related to the Group if:

(a)	the party is a person or a close member of that person’s family and that person
(i)	has control or joint control over the Group;
(ii)	has significant influence over the Group; or
(iii)	is a member of the key management personnel of the Group or of a parent of the Group;

or

(b)	the party is an entity where any of the following conditions applies:
(i)	the entity and the Group are members of the same group;
(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);
(iii)	the entity and the Group are joint ventures of the same third party;
(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;
(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group;
(vi)	the entity is controlled or jointly controlled by a person identified in (a);
(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and
(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.

Property and equipment and depreciation

Property and equipment and depreciation

Property and equipment are stated at cost less accumulated depreciation and any impairment losses. The cost of an item of property and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Expenditure incurred after items of property and equipment have been put into operation, such as repairs and maintenance, is normally charged to profit or loss in the period in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalized in the carrying amount of the asset as a replacement. Where significant parts of property and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.

Depreciation is calculated on the straight-line basis to write off the cost of each item of property and equipment to its residual value over its estimated useful life. The estimated useful lives used for this purpose are as follows:

Leasehold improvements	Over the shorter of the lease terms and 2 to 3 years
Furniture, fixtures and office equipment	3 to 5 years
Computer equipment	2 to 3 years

Where parts of an item of property and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Residual values, useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each financial year end.

An item of property and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in profit or loss in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.

Intangible assets

Intangible assets

The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are subsequently amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year end.

Computer software and other intangible assets are stated at cost less any impairment losses and are amortized on the straight-line basis over their estimated useful lives of 2 years and 10 years respectively.

An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of loss and other comprehensive (loss)/income.

Development costs

Development costs

The Group undertakes research and development activities and incurs corresponding expenditures with a view to improving its existing platforms. Expenditures on research activities, undertaken with the prospect of gaining new technical knowledge and understanding, is recognized in profit or loss as incurred.

Expenditures on development activities, whereby research findings are applied to a plan or a design for substantially enhanced platform, are capitalized if the enhanced platform are technically and commercially feasible, the Group intends to complete and has sufficient resources to complete development, future economic benefits are probable and the Group can reliably measure the expenditures attributable to the intangible asset during its development.

The expenditures capitalized includes contractor costs and direct labor costs. Capitalized development expenditures are stated at cost less any impairment losses and are amortized using the straight-line basis over three or five years, commencing from the date when the intangible asset is available for use. Other development costs that do not meet these criteria, as well as ongoing maintenance and costs associated with routine upgrades and enhancements are recognized as an expense as incurred. Subsequent expenditures on capitalized intangible assets are capitalized only when it increases the economic benefits embodied in the specific asset to which it relates. All other expenditures are expensed when incurred.

When intangible assets under development are no longer useable or development is abandoned, they are written off to their recoverable amount of nil.

Leases

Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

(a)	Right-of-use assets

Right-of-use assets are recognized at the commencement date of the lease (that is the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and any impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the lease terms.

(b)	Lease liabilities

Lease liabilities are recognized at the commencement date of the lease at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for termination of a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as an expense in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in lease payments (e.g., a change to future lease payments resulting from a change in an index or rate) or a change in assessment of an option to purchase the underlying asset.

(c)	Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases (that is those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the recognition exemption for leases of low-value assets to leases of office equipment and laptop computers that are considered to be of low value. Lease payments on short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis over the lease term.

Investments and other financial assets

Investments and other financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of accounts receivable that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. Accounts receivable that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 in accordance with the policies set out for “Revenue recognition” below.

In order for a financial asset to be classified and measured at amortized cost, it needs to give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows.

Purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace are recognized on the trade date, that is, the date that the Group commits to purchase or sell the asset.

Subsequent measurement - Financial assets at amortized cost (debt instruments)

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

Derecognition of financial assets

Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

●	the rights to receive cash flows from the asset have expired; or
●	the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Impairment of financial assets

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

General approach

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information. The Group considers that there has been a significant increase in credit risk when contractual payments are more than 30 days past due.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Financial assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for accounts receivable which apply the simplified approach as detailed below.

Stage 1 -	Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2 -	Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3 -	Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs

Simplified approach

For accounts receivable that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Financial liabilities

Financial liabilities

Initial recognition and measurement

Financial liabilities of the Group are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings and payables, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification as follows:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments. Gains or losses on liabilities held for trading are recognized in profit or loss. The net fair value gain or loss recognized in profit or loss does not include any interest charged on these financial liabilities.

Financial liabilities designated upon initial recognition as at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. Gains or losses on liabilities designated at fair value through profit or loss are recognized in the profit or loss, except for the gains or losses arising from the Group’s own credit risk which are presented in other comprehensive (loss)/income with no subsequent reclassification to profit or loss. The net fair value gain or loss recognized in the profit or loss does not include any interest charged on these financial liabilities.

Financial liabilities at amortized cost (trade and other payables, and loans and borrowings)

After initial recognition, trade and other payables, and interest-bearing loans and borrowings are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the effective interest rate amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in profit or loss.

Convertible loans

The component of convertible loans that exhibits characteristics of a liability is recognized as a liability in the consolidated statement of financial position, net of transaction costs. On issuance of convertible loans, the fair value of the liability component is determined using a market rate for an equivalent non-convertible bond; and this amount is carried as a liability on the amortized cost basis until extinguished on conversion or redemption. The remainder of the proceeds is allocated to the conversion option that is recognized and included in shareholders’ equity, net of transaction costs. The carrying amount of the conversion option is not remeasured in subsequent years. Transaction costs are apportioned between the liability and equity components of the convertible loans based on the allocation of proceeds to the liability and equity components when the instruments are first recognized.

If the conversion option of a convertible loan exhibits characteristics of an embedded derivative, on initial recognition, the derivative component of the convertible loan is bifurcated at fair value and presented as other derivative financial instruments and is subsequently measured at fair value through profit or loss. The financial liability host instrument is initially measured based on the residual of the excess of proceeds over the amount initially recognized as the embedded derivative. The financial liability host instrument is carried at amortized cost. Transaction costs for convertible loans with embedded derivatives are allocated to the liability component of the convertible loans.

Derecognition of financial liabilities

Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in profit or loss.

Offsetting of financial instruments

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Warrant liabilities

Warrant liabilities

Bridgetown Warrants which were exchanged for warrants of the Company are classified as liabilities. They are initially recognized at fair value on the date of exchange and are subsequently carried at fair value. Changes in fair value are recognized in the consolidated statements of loss and other comprehensive (loss)/income as “Other income/(expense)”.

Where the terms of a financial liability are renegotiated and the entity issues equity instruments to a creditor to extinguish all or part of the liability (debt for equity swap), a gain or loss is recognized in profit or loss, which is measured as the difference between the carrying amount of the financial liability and the fair value of the equity instruments issued.

Warrant reserve

Warrant reserve

Before the Capital Reorganization, CGCL Warrants were derivatives classified as liabilities and initially recognized at fair value, and were subsequently remeasured until the date the CGCL Warrants were exchanged for the Company’s warrants. As the Company’s warrants will be settled by exchanging a fixed amount of cash for a fixed number of the Company’s equity instruments, these warrants are classified as equity after the Capital Reorganization. Incremental costs directly attributable to the issuance of new warrants are deducted against the warrant reserve account. Expired warrants are reclassified from warrant reserve to accumulated losses under equity.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and demand deposits, and short term highly liquid investments that are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have a maturity of within three months when acquired, less bank overdrafts which are repayable on demand and form an integral part of the Group’s cash management.

Provisions

Provisions

A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

When the effect of discounting is material, the amount recognized for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in profit or loss.

Income tax

Income tax

Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized either in other comprehensive (loss)/income or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

●	when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences; and
●	in respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, and the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, the carryforward of unused tax credits and unused tax losses can be utilized, except:

●	when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences; and
●	in respect of deductible temporary differences associated with investments in subsidiaries, associates and joint ventures, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Revenue recognition

Revenue recognition

Revenue from contracts with customers

Revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. Revenue excludes any amounts collected on behalf of third parties, including sales taxes and indirect taxes.

When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

(a)	Internet leads generation and marketing service income

The Group generates fees from financial institution customers for its integrated marketing services which generate leads for the financial institutions from users comparing credit cards, personal loans, mortgages, medical insurance, travel insurance, car insurance and other financial products through the Group’s comparison platforms. Revenue is recognized over time as the services are provided to the customer. Users are considered to be the financial institution’s customers and cash incentives provided to the users are accounted for as consideration payable to the customers and recorded as a reduction of revenue at the later of: (i) when revenue is recognized or (ii) when the Group pays or promises to pay the consideration.

Reward fulfilment costs such as gifts, third-party vouchers and gift cards provided to the users are recorded as cost of revenues.

(b)	Insurance commission income

The Group provides insurance brokerage services from which it earns commission income from insurance companies. Insurance commission income is recognized at a point in time when the related insurance policy is issued by the insurance company to the policyholder. Discounts provided to the users are accounted for as consideration payable to the customers and recorded as a reduction of revenue at the later of: (i) when revenue is recognized or (ii) when the Group pays or promises to pay the consideration.

(c)	Marketing income

The Group provides marketing services from which it earns service income. Marketing income is recognized over time because the customer simultaneously receives and consumes the benefits provided by the Group.

(d)	Events income

The Group provides sponsorship and related services associated with exhibition and conference events. Events income is recognized over time when the event takes place.

Other income

Interest income is recognized on an accrual basis using the effective interest method by applying the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, when appropriate, to the net carrying amount of the financial asset.

Contract assets

Contract assets

If the Group performs by transferring goods or services to a customer before being unconditionally entitled to the consideration under the contact terms, a contract asset is recognized for the earned consideration that is conditional. Contract assets are subject to impairment assessment, details of which are included in the accounting policies for impairment of financial assets. They are reclassified to trade receivables when the right to the consideration becomes unconditional.

Contract liabilities

Contract liabilities

A contract liability is recognized when a payment is received or a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. If a customer pays the consideration before the Group transfers goods or services to the customer, a contract liability is recognized when the payment is made, or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).

Employee benefits

Employee benefits

The Company operates certain share-based payment arrangements for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Group’s operations.

Equity-settled transactions

Certain employees of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (“equity-settled transactions”). The cost of equity-settled transactions with employees is measured by reference to the fair value at the date at which they are granted. The fair value is determined using a binomial model, further details of which are given in note 26 to the financial statements.

The cost of equity-settled transactions is recognized in employee benefit expense, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The charge or credit to profit or loss for a period represents the movement in the cumulative expense recognized as at the beginning and end of that period.

Market performance conditions are taken into account when determining the grant date fair value of awards. Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. For awards that do not ultimately vest because non-market performance and/or service conditions have not been met, no expense is recognized.

Where the terms of an equity-settled award are modified, at a minimum, an expense is recognized as if the terms had not been modified, if the original terms of the award are met. In addition, an expense is recognized for any modification that increases the total fair value of the share-based payments or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled, it is treated as if it had vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non-vesting conditions within the control of either the Group or the employee are not met. However, if a new award is substituted for the cancelled award, and is designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original cancelled award, as described in the previous paragraph.

Other long-term employee benefits

Certain employees of the Group receive remuneration as part of the Group’s Value Creation Plan, whereby employees render services as consideration for an award based on the enterprise value of the Company and its subsidiaries, as determined by the board of directors of the Company. The Group accounts for such transactions as long-term bonuses in its consolidated financial statements. A liability is recognized based on (i) the enterprise value of the Company and its subsidiaries; and (ii) the Group’s best estimate of the number of awards that will ultimately vest at each reporting period and up to and including the settlement date with the corresponding expense recognized in profit or loss.

Pension schemes

The Group operates certain defined contribution schemes (the “Pension Schemes”) under the laws/requirements of respective jurisdictions for those employees who are eligible to participate in the Pension Schemes. Contributions are made generally based on a percentage of the employees’ basic salaries and are charged to profit or loss as they become payable in accordance with the rules of the Pension Schemes. The assets of the Pension Schemes are held separately from those of the Group in respective independently administered funds. The Group’s employer contributions vest fully with the employees when contributed into the Pension Schemes.

Defined benefit schemes

Employees in certain jurisdictions are eligible for long service payments in the event their employment is terminated. These payments are typically determined as a percentage of current salary based on the number of years of employment. The cost of providing benefits under these provisions is determined using the projected unit credit actuarial valuation method.

Defined benefit costs comprise the following:

-	Service cost
-	Net interest on the net defined benefit liability; and
-	Re-measurements of the net defined benefit liability

Service costs which include current service costs, past service costs and gains or losses on non-routine settlements are recognized as expense in profit or loss. Past service costs are recognized when plan amendment or curtailment occurs.

Net interest on the net defined benefit liability is the change during the period in the net defined benefit liability that arises from the passage of time, which is determined by applying the discount rate to the net defined benefit liability. Net interest on the net defined liability is recognized as expense or income in profit or loss.

Remeasurement of the net defined benefit liability comprise actuarial gains and losses are recognized immediately in other comprehensive (loss)/income in the period in which they arise. Remeasurements are recognized in accumulated losses within equity and are not reclassified to profit or loss in subsequent periods.

Foreign currencies

Foreign currencies

These financial statements are presented in US$, which is the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency. Foreign currency transactions recorded by the entities in the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency rates of exchange ruling at the end of the reporting period. Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured. The gain or loss arising on translation of a non-monetary item measured at fair value is treated in line with the recognition of the gain or loss on change in fair value of the item (i.e. translation difference on the item whose fair value gain or loss is recognized in other comprehensive (loss)/income or profit or loss is also recognized in other comprehensive (loss)/income or profit or loss, respectively).

In determining the exchange rate on initial recognition of the related asset, expense or income on the derecognition of a non-monetary asset or non-monetary liability relating to an advance consideration, the date of initial transaction is the date on which the Group initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of the advance consideration.

The functional currencies of certain overseas subsidiaries are currencies other than the US$. As at the end of the reporting period, the assets and liabilities of these entities are translated into US$ at the exchange rates prevailing at the end of the reporting period and their profit or loss are translated into US$ at the exchange rates that approximate to those prevailing at the dates of the transactions.

The resulting exchange differences are recognized in other comprehensive (loss)/income and accumulated in the exchange fluctuation reserve. On disposal of a foreign operation, the cumulative amount in the reserve relating to that particular foreign operation is recognized in profit or loss.

For the purpose of the consolidated statement of cash flows, the cash flows of overseas subsidiaries are translated into US$ at the exchange rates ruling at the dates of the cash flows. Frequently recurring cash flows of overseas subsidiaries which arise throughout the year are translated into US$ at the weighted average exchange rates for the year.

Government grants

Government grants

Government grants are recognized at their fair value where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed; or the grant is offset directly against the expense item it relates to. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

Comparative figures	Comparative figures Certain comparative figures have been reclassified to conform to the current year presentation.